October 26, 2004

EDGAR

Securities and Exchange Commission
File Desk
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC 20549

RE:      John Hancock Tax Exempt Series (the "Trust") on behalf of:
           John Hancock Massachusetts Tax-Free Income Fund
           John Hancock New York Tax-Free Income Fund (the "Funds")

           File Nos. 33-12947; 811-5079     (0000811921)
           --------------------------------

Ladies and Gentlemen:

Enclosed for filing on behalf of the Trust pursuant to (1) the Securities Act of 1933, as amended (the "1933 Act"), and Rule 485(a) thereunder, (2) the Investment Company Act of 1940, as amended (the "1940 Act") and (3) Rule 101(a) of Regulation S-T is Post-Effective Amendment No. 24 (Amendment No. 25 under the 1940 Act) to the Trust's Registration Statement on Form N-1A (the "Amendment"), including the combined Prospectus and Statements of Additional Information, Part C and exhibits, marked to show changes from the current Registration Statement.

One copy of the filing has been manually signed and is being held with the Trusts records.

The Amendment is being filed pursuant to paragraph (a) of Rule 485 and is intended to become effective on January 1, 2005. The purposes for which the Amendment is being filed include:

(1) reflecting the elimination of the 1% the front end sales charge on Class C shares, which became effective July 15, 2004;

(2) implementing the requirements of the recently adopted amendments to For N-1A regarding disclosure of breakpoints and sales charges, and

(4) making certain nonmaterial changes to the combined Prospectus and Statements of Additional Information.


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Page Two
October 26, 2004
To:  Securities and Exchange Commission




Updated financial information will be filed at a later date pursuant to paragraph (b) of Rule 485.

If you have any questions or comments, please call me at (617) 375-1513.

Sincerely,


/s/Alfred P. Ouellette
Alfred P. Ouellette
Senior Attorney and Assistant Secretary

Enclosures